LOAN RECEIVABLES (Details Narrative)					1 Months Ended	12 Months Ended
	Jul. 15, 2020 USD ($)	Jul. 15, 2020 CAD ($)	Jun. 02, 2020 USD ($)	Jun. 02, 2020 CAD ($)	Apr. 15, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Proceeds from loan					$ 5,500,000
Interest income accrued						$ 2,988	$ 2,014
Superinet Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from loan			$ 64,024	$ 80,000
Loan term			2 years	2 years
Interest rate			2.00%	2.00%
Increased interest rate			4.00%	4.00%
Superinet Inc [Member] | Second Loan Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from loan	$ 64,024	$ 80,000